First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal
Amount[1]			Value
		ASSET-BACKED SECURITIES — 13.6%
		Banco Santander, S.A.
3,762,214	[2]	9.853%, 8/15/2037[3]	$4,004,756
1,185,463	[2]	Series 2021-1, Class CLN, 12.853% (3-Month Euribor+900 basis points), 8/15/2037[3]	1,286,643
9,000,000	[2]	11.686%, 12/27/2043[4]	9,638,038
2,500,000	[2]	11.686%, 12/27/2043[4]	2,677,233
4,000,000	[2]	12.752%, 5/2/2045[3]	4,315,699
		BNP Paribas S1 Mezzanine Debt
8,917,633	[2]	13.412%, 10/12/2032[3]	9,597,581
		Broadway 1 Junior Mortgage
7,000,000		Series 1, Class JNR, 13.347% (SOFR Rate+800 basis points), 4/12/2031[3,4]	6,930,000
		Colossus
9,902,473	[2]	Series 2023-2 F2, 16.198%, 4/22/2033[3]	12,548,640
18,000,000	[2]	6.200%, 5/22/2034[4]	22,753,129
7,250,000	[2]	6.200%, 5/22/2034[4]	9,164,455
		Deutsche Bank AG
16,123,14	[2]	Series 2021-1X, Class CLN, 14.087% (3-Month Term SOFR+876 basis points), 2/21/2029[3,4]	15,760,371
		Ducati
14,000,000	[2]	Series 2024-1, 12.717%, 6/20/2030[3]	15,000,000
		Fondo de Titulizacion PYMES Magdalena
11,025,909	[2]	Series 7, Class NOTE, 13.700% (3-Month Euribor+1,000 basis points), 12/23/2042[3]	11,837,089
		Granville Ltd.
7,500,000		Series 2023-1X, Class E2, 15.085% (SOFR Rate+975 basis points), 7/31/2031[3]	7,500,000
		LBBW LION-5 MEZ Mortgage
14,800,000	[2]	12.772%, 7/31/2034[4]	15,849,218
		Manitoulin
10,000,000		15.560%, 11/1/2028[3]	9,507,000
		MESP 2024-1 B Mortgage
17,250,000		14.820%, 7/28/2032[4]	17,250,000
		Nightingale Ltd.
3,000,000	[2]	Series 2021-1 LF, 15.950%, 4/1/2028[3]	3,772,089
		Salis
8,000,000	[2]	16.075%, 11/19/2029[3]	10,197,042
		Santander Bank Auto Credit-Linked Notes Series
10,000,000		Series 2023-A, Class F, 13.752%, 6/15/2033[5,6]	10,654,320
3,000,000		Series 2023-A, Class G, 24.695%, 6/15/2033[5,6]	3,219,300
		Santander Consumer Finance SA
49,833,902	[2]	Series 2023-1, Class B, 12.290% (3-Month CIBOR+850 basis points), 10/31/2033[3]	7,156,033
		St. Lawrence Corp.
14,000,000		Series 2023-1X, Class MEZZ, 15.060% (SOFR Rate+975 basis points), 5/25/2033[3]	14,000,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]			Value
		ASSET-BACKED SECURITIES (Continued)
		Vale Securities Finance
9,000,000	[2]	Series 2023-1, Class B, 13.364% (3-Month Euribor+950 basis points), 7/28/2032[3]	$9,714,853
		TOTAL ASSET-BACKED SECURITIES
		(Cost $234,777,342)	234,333,489

		BANK LOANS — 8.1%
		Advantage Capital Holdings, LLC
1,229		0.000% Cash, 12.500% PIK, [4,7]	5,093,966
2,745,267		13.000% Cash, 5.000% PIK, 4/14/2027[4,7]	2,662,909
		Antares Loan Funding - Class C
5,000,000		12.325%, 2/17/2032	5,000,000
		BJ Services
299,436		18.600%, 12/2/2024[4]	269,493
		Black Rifle Coffee Company, LLC
7,000,000		13.801%, 8/10/2028[4]	6,860,000
		CherCo, LLC
7,500,000		14.479%, 9/1/2025[4]	7,612,500
		Cire Alto OpCo, LLC
24,433,632		10.829%, 11/29/2024[4]	24,433,632
		Florida Marine
16,178,382		14.512%, 3/17/2028[4]	16,340,166
		GH Group, Inc.
3,193,750		16.500%, 12/10/2026[4]	3,097,938
		IFit, Inc.
5,063,744		14.088% Cash, 2.500% PIK, 2/24/2027[4,7]	4,861,194
		Lucky Bucks Holdings, LLC
6,391,359		12.500% Cash, 12.500% PIK, 5/29/2028[4,7]	—
		Premier Brands Group Holdings, LLC
199,493		15.230%, 3/20/2026[4]	197,498
		Shryne Group, Inc.
10,307,391		18.000%, 5/26/2026[4,7]	10,410,465
		Steward Health Care System, LLC
5,457,644		16.180%, 6/30/2024[4]	6,030,697
5,226,666		15.445%, 12/31/2024[4]	4,713,333
21,491,197		21.250%, 12/31/2027[4,7]	21,598,653
		Stronghold Digital Mining, Inc.
8,588,230		15.313%, 10/25/2025[4]	8,459,406
		TCW Fenix Topco, LLC
523,869		11.800%, 4/2/2027[4]	517,604
8,735,504		11.810%, 3/28/2029[4]	8,470,818
		Wellbore Integrity Solutions, LLC
1,351,327		12.334%, 12/31/2024[4]	1,351,327

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	BANK LOANS (Continued)
2,113,405	16.705% Cash, 6.950% PIK, 12/31/2024[4,7]	$2,092,271
	TOTAL BANK LOANS
	(Cost $143,896,179)	140,073,870

Number
of Shares
	CLOSED-END FUNDS — 15.3%
567,120	BC Partners Lending Corp.[8]	12,408,578
2,744,778	Cliffwater Corporate Lending Fund - Class I	30,000,418
7,572,893	Cliffwater Enhanced Lending Fund - Class I	84,740,676
18,132	Invesco Dynamic Credit Opportunities Fund - Class AX	199,454
2,653,709	Opportunistic Credit Interval Fund - Class I8	30,650,340
1,522,749	Palmer Square Capital BDC, Inc.[8]	24,607,622
365,121	Palmer Square Opportunistic Income Fund[8]	6,546,617
632,187	Pender Real Estate Credit Fund - Class I8	6,347,161
2,003,924	Pomona Investment Fund LP	31,887,639
681,191	StepStone Private Markets - Class I	35,565,004
	TOTAL CLOSED-END FUNDS
	(Cost $247,090,769)	262,953,509

Principal
Amount[1]
	COLLATERALIZED LOAN OBLIGATIONS — 20.4%
	AIMCO CLO
815,000	Series 2017-AA, Class DR, 8.736% (3-Month Term SOFR+341 basis points), 4/20/2034[5,6,9]	818,917
	Antares Loan Funding CLO
7,000,000	0.000%, 2/17/2032*,4	7,990,077
	Apidos CLO Ltd.
1,000,000	Series 2018-29A, Class D, 10.835% (3-Month Term SOFR+551 basis points), 7/25/2030[5,6,9]	1,004,377
1,500,000	Series 2017-28A, Class C, 8.086% (3-Month Term SOFR+276 basis points), 1/20/2031[5,6,9]	1,494,132
1,829,000	Series 2013-15A, Class ERR, 11.286% (3-Month Term SOFR+596 basis points), 4/20/2031[5,6,9]	1,837,303
1,000,000	Series 2015-20A, Class DR, 11.289% (3-Month Term SOFR+596 basis points), 7/16/2031[5,6,9]	997,680
500,000	Series XXXA, Class D, 11.189% (3-Month Term SOFR+586 basis points), 10/18/2031[5,6,9]	502,462
750,000	Series 2020-33A, Class ER, 11.935% (3-Month Term SOFR+661 basis points), 10/24/2034[5,6,9]	753,292
1,000,000	Series 2023-44A, Class E, 13.574% (3-Month Term SOFR+825 basis points), 4/26/2035[5,6,9]	1,025,087
1,000,000	Series 2023-45A, Class E, 13.724% (3-Month Term SOFR+840 basis points), 4/26/2036[5,6,9]	1,045,465

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Ares CLO Ltd.
1,000,000	Series 2018-47A, Class D, 8.290% (3-Month Term SOFR+296 basis points), 4/15/2030[5,6,9]	$1,004,048
750,000	Series 2014-32RA, Class C, 8.484% (3-Month Term SOFR+316 basis points), 5/15/2030[5,6,9]	754,178
850,000	Series 2018-50A, Class D, 8.490% (3-Month Term SOFR+316 basis points), 1/15/2032[5,6,9]	852,044
6,669,376	0.000%, 7/11/2033[4]	6,780,163
	Assurant CLO Ltd.
1,500,000	Series 2017-1A, Class ER, 12.786% (3-Month Term SOFR+746 basis points), 10/20/2034[5,6,9]	1,457,105
	Atrium, LLC
1,000,000	Series 14A, Class D, 8.539% (3-Month Term SOFR+321 basis points), 8/23/2030[5,6,9]	998,271
	Barings CLO Ltd.
750,000	Series 2017-1A, Class E, 11.589% (3-Month Term SOFR+626 basis points), 7/18/2029[5,6,9]	753,640
	Bean Creek CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 8.336% (3-Month Term SOFR+301 basis points), 4/20/2031[5,6,9]	1,502,271
	Benefit Street Partners CLO Ltd.
500,000	Series 2015-8A, Class DR, 11.186% (3-Month Term SOFR+586 basis points), 1/20/2031[5,6,9]	500,054
1,250,000	Series 2019-17A, Class DR, 8.940% (3-Month Term SOFR+361 basis points), 7/15/2032[5,6,9]	1,254,289
1,000,000	Series 2021-23A, Class E, 12.395% (3-Month Term SOFR+707 basis points), 4/25/2034[5,6,9]	1,005,447
	BFNS, LLC
4,000,000	Series 2022-1A, Class C, 7.000%, 7/10/2035[5,6,9]	3,330,923
	Bristol Park CLO Ltd.
1,825,000	Series 2016-1A, Class ER, 12.590% (3-Month Term SOFR+726 basis points), 4/15/2029[5,6,9]	1,833,099
	Bryant Park Funding Ltd.
750,000	Series 2023-21A, Class E, 13.797% (3-Month Term SOFR+847 basis points), 10/18/2036[5,6,9]	773,377
	Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, 8.186% (3-Month Term SOFR+286 basis points), 1/20/2031[5,6,9]	1,002,460
	Carlyle Global Market Strategies CLO Ltd.
2,305,000	Series 2014-4RA, Class C, 8.490% (3-Month Term SOFR+316 basis points), 7/15/2030[5,6,9]	2,297,176
1,000,000	Series 2014-3RA, Class C, 8.536% (3-Month Term SOFR+321 basis points), 7/27/2031[5,6,9]	985,769
1,000,000	Series 2015-4A, Class CR, 9.286% (3-Month Term SOFR+396 basis points), 7/20/2032[5,6,9]	1,000,009

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Catamaran CLO Ltd.
520,000	Series 2018-1A, Class D, 9.235% (3-Month Term SOFR+391 basis points), 10/25/2031[5,6,9]	$515,992
	Catskill Park CLO Ltd.
1,100,000	Series 2017-1A, Class D, 11.586% (3-Month Term SOFR+626 basis points), 4/20/2029[5,6,9]	1,106,817
	CBAM Ltd.
1,000,000	Series 2017-1A, Class E, 12.086% (3-Month Term SOFR+676 basis points), 7/20/2030[5,6,9]	1,008,672
	Cedar Funding CLO Ltd.
1,000,000	Series 2016-5A, Class DR, 8.579% (3-Month Term SOFR+326 basis points), 7/17/2031[5,6,9]	1,000,053
	CIFC Funding Ltd.
1,000,000	Series 2018-2A, Class D, 11.436% (3-Month Term SOFR+611 basis points), 4/20/2031[5,6,9]	1,003,491
1,000,000	Series 2018-3A, Class D, 8.439% (3-Month Term SOFR+311 basis points), 7/18/2031[5,6,9]	1,002,277
600,000	Series 2016-1A, Class D2RR, 9.836% (3-Month Term SOFR+451 basis points), 10/21/2031[5,6,9]	597,049
1,000,000	Series 2014-3A, Class DR2, 8.986% (3-Month Term SOFR+366 basis points), 10/22/2031[5,6,9]	1,001,661
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 8.840% (3-Month Term SOFR+351 basis points), 10/15/2031[5,6,9]	751,866
	Deer Creek CLO Ltd.
750,000	Series 2017-1A, Class E, 11.936% (3-Month Term SOFR+661 basis points), 10/20/2030[5,6,9]	755,282
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 8.440% (3-Month Term SOFR+311 basis points), 10/15/2030[5,6,9]	997,430
	Dryden Senior Loan Fund
750,000	Series 2013-30A, Class DR, 8.184% (3-Month Term SOFR+286 basis points), 11/15/2028[5,6,9]	746,288
2,631,773	Series 2014-36A, Class AR3, 6.610% (3-Month Term SOFR+128 basis points), 4/15/2029[5,6,9]	2,633,878
1,500,000	Series 2013-26A, Class DR, 8.290% (3-Month Term SOFR+296 basis points), 4/15/2029[5,6,9]	1,505,349
1,000,000	Series 2014-36A, Class DR3, 9.280% (3-Month Term SOFR+395 basis points), 4/15/2029[5,6,9]	1,003,350
500,000	Series 2017-54A, Class D, 8.688% (3-Month Term SOFR+336 basis points), 10/19/2029[5,6,9]	495,161
1,270,000	Series 2017-49A, Class DR, 8.989% (3-Month Term SOFR+366 basis points), 7/18/2030[5,6,9]	1,269,529

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2022-106A, Class D, 11.029% (3-Month Term SOFR+570 basis points), 10/15/2035[5,6,9]	$1,014,004
	Flatiron CLO Ltd.
750,000	Series 2023-1A, Class D, 10.567% (3-Month Term SOFR+525 basis points), 4/17/2036[5,6,9]	778,536
1,000,000	Series 2023-2A, Class D, 10.055% (3-Month Term SOFR+485 basis points), 1/15/2037[5,6,9]	1,020,660
1,000,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[5,6,9]	1,042,050
	Galaxy CLO Ltd.
1,000,000	Series 2015-21A, Class DR, 8.236% (3-Month Term SOFR+291 basis points), 4/20/2031[5,6,9]	1,003,245
750,000	Series 2018-27A, Class E, 11.368% (3-Month Term SOFR+604 basis points), 5/16/2031[5,6,9]	751,641
	Generate CLO Ltd.
1,000,000	Series 2A, Class DR, 8.186% (3-Month Term SOFR+286 basis points), 1/22/2031[5,6,9]	1,003,125
500,000	Series 6A, Class ER, 12.386% (3-Month Term SOFR+706 basis points), 1/22/2035[5,6,9]	502,989
1,000,000	Series 2023-12A, Class E, 13.725% (3-Month Term SOFR+840 basis points), 7/20/2036[5,6,9]	1,054,740
	Harbor Park CLO Ltd.
1,500,000	Series 2018-1A, Class D, 8.486% (3-Month Term SOFR+316 basis points), 1/20/2031[5,6,9]	1,506,636
	HPS Loan Management Ltd.
1,000,000	Series 8A-2016, Class DR, 8.486% (3-Month Term SOFR+316 basis points), 7/20/2030[5,6,9]	996,312
	Invesco U.S. CLO Ltd.
1,000,000	Series 2023-3A, Class E, 13.489% (3-Month Term SOFR+816 basis points), 7/15/2036[5,6,9]	1,041,857
	Kohlberg CLO
13,500,000	0.000%, 12/28/2033*,4	14,363,282
	LCM Ltd.
976,738	Series 25A, Class AR, 6.425% (3-Month Term SOFR+110 basis points), 7/20/2030[5,6,9]	977,020
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 10.936% (3-Month Term SOFR+561 basis points), 4/20/2031[5,6,9]	1,004,551
1,500,000	Series 2022-35A, Class ER, 12.574% (3-Month Term SOFR+725 basis points), 10/25/2036[5,6,9]	1,563,601
	Marathon CLO Ltd.
1,000,000	Series 2018-12A, Class C, 9.189% (3-Month Term SOFR+386 basis points), 4/18/2031[5,6,9]	992,848
	MCF CLO Ltd.
2,950,000	Series 2019-1A, Class ER, 13.542% (3-Month Term SOFR+806 basis points), 4/17/2036[5,6,9]	2,965,073

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
7,000,000	Series 2018-1A, Class SUB, 0.000%, 4/18/2036*,5,6	$5,346,874
6,500,000	Series 2018-1A, Class ER, 13.299% (3-Month Term SOFR+800 basis points), 4/18/2036[5,6,9]	6,588,563
	Morgan Stanley Eaton Vance CLO Ltd.
750,000	Series 2023-19A, Class E, 14.225% (3-Month Term SOFR+890 basis points), 7/20/2036[5,6,9]	792,756
	Mount Logan Funding LP
16,084,782	Series 2018-1A, Class SUBR, 0.000%, 1/22/2033*,5,6	10,664,666
	Mountain View CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 9.932% (3-Month Term SOFR+460 basis points), 7/15/2037[5,6,9]	999,995
	Neuberger Berman CLO Ltd.
500,000	Series 2018-27A, Class D, 8.190% (3-Month Term SOFR+286 basis points), 1/15/2030[5,6,9]	500,000
	New Mountain CLO Ltd.
500,000	Series CLO-4A, Class D, 10.825% (3-Month Term SOFR+550 basis points), 4/20/2036[5,6,9]	513,461
750,000	Series CLO-4A, Class E, 13.475% (3-Month Term SOFR+815 basis points), 4/20/2036[5,6,9]	779,612
	Newark BSL CLO Ltd.
1,000,000	Series 2017-1A, Class CR, 8.735% (3-Month Term SOFR+341 basis points), 7/25/2030[5,6,9]	997,624
	OCP CLO Ltd.
700,000	Series 2014-5A, Class DR, 11.286% (3-Month Term SOFR+596 basis points), 4/26/2031[5,6,9]	670,703
1,000,000	Series 2020-8RA, Class C, 9.329% (3-Month Term SOFR+401 basis points), 1/17/2032[5,6,9]	999,572
	Octagon 60 Ltd.
750,000	Series 2022-1A, Class D1, 10.325% (3-Month Term SOFR+500 basis points), 10/20/2035[5,6,9]	759,374
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.490% (3-Month Term SOFR+416 basis points), 7/15/2029[5,6,9]	1,004,188
1,000,000	Series 2014-1A, Class DRR, 8.336% (3-Month Term SOFR+301 basis points), 1/22/2030[5,6,9]	1,004,371
1,000,000	Series 2018-1A, Class C, 8.536% (3-Month Term SOFR+321 basis points), 7/20/2030[5,6,9]	990,878
1,000,000	Series 2013-1A, Class DR2, 8.085% (3-Month Term SOFR+276 basis points), 1/25/2031[5,6,9]	986,213
	OZLM Ltd.
1,500,000	Series 2017-21A, Class C, 8.256% (3-Month Term SOFR+293 basis points), 1/20/2031[5,6,9]	1,501,897
1,000,000	Series 2014-6A, Class CT, 8.237% (3-Month Term SOFR+290 basis points), 4/17/2031[5,6,9]	1,000,041

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
900,000		Series 2014-6A, Class DS, 11.629% (3-Month Term SOFR+631 basis points), 4/17/2031[5,6,9]	$877,504
		Palmer Square European Loan Funding
2,975,000	[2]	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[6,8,10]	2,085,546
4,000,000	[2]	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[6,8,10]	3,390,111
4,000,000	[2]	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[4,6,8,10]	—
7,100,000	[2]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,5,6,8,10	298,437
8,325,000	[2]	Series 2023-2X, Class SUB, 0.000%, 1/15/2033*,6,8,10	7,873,083
8,200,000	[2]	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,6,8	7,670,441
10,575,000	[2]	Series 2024-1X, Class SUB, 0.000%, 8/15/2033*,6,8,10	11,376,263
2,500,000	[2]	Series 2021-2X, Class SUB, 0.000%, 4/15/2035[6,8,10]	1,789,712
10,000,000	[2]	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,6,8,10	7,650,862
1,257,000	[2]	Series 2023-1X, Class F, 11.886% (3-Month Euribor+798 basis points), 7/15/2036[6,8,9]	1,357,602
11,000,000	[2]	Series 2023-2X, Class SUB, 0.000%, 10/15/2036*,6,8,10	8,522,445
14,000,000	[2]	Series 2024-1X, Class SUB, 0.000%, 5/15/2037*,6,8,10	15,046,247
10,000,000	[2]	Series 2024-2X, Class SUB, 0.000%, 10/15/2037*,6,8,10	10,173,485
		Palmer Square Loan Funding Ltd.
1,250,000		Series 2020-1A, Class SUB, 0.000%, 2/20/2028[4,5,6,8,10]	—
2,250,000		Series 2020-4A, Class SUB, 0.000%, 11/25/2028[5,6,8,10]	565,200
1,250,000		Series 2021-1A, Class SUB, 0.000%, 4/20/2029[5,6,8,10]	939,984
2,150,000		Series 2021-2A, Class SUB, 0.000%, 5/20/2029[5,6,8,10]	1,286,798
1,500,000		Series 2021-3A, Class SUB, 0.000%, 7/20/2029[5,6,8,10]	973,567
3,100,000		Series 2021-4A, Class SUB, 0.000%, 10/15/2029[5,6,8,10]	2,083,149
5,235,000		Series 2022-1A, Class SUB, 0.000%, 4/15/2030[5,6,8,10]	3,739,115
6,000,000		Series 2022-2A, Class SUB, 0.000%, 10/15/2030[5,6,8,10]	4,730,830
1,250,000		Series 2022-5I, Class SUB, 0.000%, 1/15/2031[4,6,8,10]	—
6,250,000		Series 2022-3A, Class SUB, 0.000%, 4/15/2031[5,6,8,10]	6,472,066
3,875,000		Series 2023-1A, Class D, 13.325% (3-Month Term SOFR+800 basis points), 7/20/2031[5,6,8,9]	3,875,000
4,675,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031*,5,6,8,10	4,992,626
8,050,000		Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,5,6,8,10	7,220,047
3,700,000		Series 2022-4A, Class D, 12.613% (3-Month Term SOFR+729 basis points), 7/24/2031[5,6,8,9]	3,716,393
6,600,000		Series 2023-2A, Class SUB, 0.000%, 1/25/2032*,5,6,8,10	6,491,757
16,250,000		Series 2024-3A, Class SUB, 0.000%, 8/8/2032*,5,6,8,10	16,275,064
12,750,000		Series 2023-4A, Class SUB, 0.000%, 10/20/2033*,5,6,8,10	12,171,040
4,000,000		Series 2023-1A, Class SUB, 0.000%, 1/20/2036[5,6,8,10]	4,009,512
9,500,000		Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,5,6,8,10	8,650,414
8,000,000		Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,5,6,8,10	8,017,767
13,760,000		Series 2024-1A, Class SUB, 0.000%, 4/15/2037*,5,6,8,10	13,670,559
11,000,000		Series 2024-2A, Class SUB, 0.000%, 7/20/2037*,5,6,8,10	9,989,049

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Post CLO Ltd.
1,000,000	Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/2037[5,6,9]	$1,015,390
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class C, 8.885% (3-Month Term SOFR+356 basis points), 10/25/2031[5,6,9]	1,006,740
1,500,000	Series 2016-1A, Class A1R2, 6.755% (3-Month Term SOFR+141 basis points), 6/20/2034[5,6,9]	1,501,418
1,000,000	Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037[5,6,9]	1,030,687
1,000,000	Series 2017-1A, Class D1R, 9.025% (3-Month Term SOFR+370 basis points), 4/17/2037[5,6,9]	998,455
	RR Ltd.
750,000	Series 2018-4A, Class C, 8.540% (3-Month Term SOFR+321 basis points), 4/15/2030[5,6,9]	753,703
	Shackleton CLO Ltd.
825,000	Series 2015-7RA, Class D, 8.920% (3-Month Term SOFR+359 basis points), 7/15/2031[5,6,9]	821,509
	Silver Point Loan Funding, LLC
2,775,705	0.000%, 10/20/2033[4]	2,921,502
	Sound Point CLO Ltd.
1,500,000	Series 2017-3A, Class C, 8.586% (3-Month Term SOFR+326 basis points), 10/20/2030[5,6,9]	1,495,601
	Symphony CLO Ltd.
625,000	Series 2018-19A, Class D, 8.139% (3-Month Term SOFR+281 basis points), 4/16/2031[5,6,9]	615,851
	Texas Debt Capital CLO Ltd.
1,500,000	Series 2023-2A, Class E, 12.985% (3-Month Term SOFR+766 basis points), 7/21/2035[5,6,9]	1,506,539
	Verdelite Static CLO Ltd.
1,000,000	Series 2024-1A, Class D, 0.000% (3-Month Term SOFR+285 basis points), 7/20/2032*,5,6,9	1,000,000
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 8.540% (3-Month Term SOFR+321 basis points), 10/15/2030[5,6,9]	500,904
2,000,000	Series 2014-1A, Class CR2, 8.389% (3-Month Term SOFR+306 basis points), 4/18/2031[5,6,9]	1,999,143
1,000,000	Series 2018-2A, Class D, 8.340% (3-Month Term SOFR+301 basis points), 7/15/2031[5,6,9]	997,132
1,250,500	Series 2019-2A, Class D, 9.286% (3-Month Term SOFR+396 basis points), 7/20/2032[5,6,9]	1,253,646

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2021-2A, Class E, 12.186% (3-Month Term SOFR+686 basis points), 10/20/2034[5,6,9]	$992,964
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $362,701,723)	351,023,077

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
	CHL Mortgage Pass-Through Trust
350,994	Series 2004-29, Class 1X, 0.322%, 2/25/2035[6,10,11]	4
	Connecticut Avenue Securities Trust
2,057	Series 2019-R01, Class 2M2, 7.900% (30-Day SOFR Average+256 basis points), 7/25/2031[5,6,9]	2,057
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,067)	2,061

Number
of Shares
		COMMON STOCKS — 2.1%
		APPAREL MANUFACTURERS — 0.0%
690		Capri Holdings Ltd.*,12	22,825

		AUDIO/VIDEO PRODUCTS — 0.0%
2,877		Vizio Holding Corp. - Class A*	31,072

		BROADCAST SERVICES/PROGRAMS — 0.0%
9,923		TEGNA, Inc.[13]	138,327

		COMMERCIAL SERVICES-FINANCE — 0.1%
8,541		Qonto[4]	1,230,113

		COMPUTER AIDED DESIGN — 0.0%
110		ANSYS, Inc.*	35,365

		COSMETICS & TOILETRIES — 0.0%
—	[14]	Big Tree Cloud Holdings Ltd.*,12	—	[15]

		ENTERPRISE SOFTWARE/SERVICE — 0.3%
72,993		ServiceTitan[4]	5,000,021

		FINANCE-CREDIT CARD — 0.1%
188,986		Airwallex[4]	2,065,617
259		Discover Financial Services	33,880
			2,099,497
		FOOD-RETAIL — 0.1%
2,639		Albertsons Cos., Inc.	52,120

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	FOOD-RETAIL (Continued)
23,798	Misfits Market, Inc.[4]	$885,048
		937,168
	GAMING & ENTERTAINMENT — 0.2%
5,182	Epic Games, Inc.[4]	2,763,716

	HUMAN RESOURCES — 0.2%
24,155	Workrise Technologies, Inc.[4]	3,067,685

	INVESTMENT COMPANIES — 0.2%
175,546	Chime Financial, Inc.[4]	4,095,488

	LIFE/HEALTH INSURANCE — 0.0%
64	National Western Life Group, Inc. - Class A	31,804

	MEDICAL LABS & TESTING SERVICES — 0.0%
561	Catalent, Inc.*	31,545

	MEDICAL PRODUCTS — 0.0%
623	Axonics, Inc.*	41,884

	MEDICAL-BIOMEDICAL/GENERICS — 0.0%
1	Anew Medical, Inc.*	1
758	Cerevel Therapeutics Holdings, Inc.*	30,994
		30,995
	MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
6,404	Amedisys, Inc.*,13	587,887

	OIL COMP-EXPLORATION & PRODUCTION — 0.0%
216	Hess Corp.	31,864

	SPECIFIED PURPOSE ACQUISITIONS — 0.9%
1,774	Achari Ventures Holdings Corp. I*	19,975
42,500	Acri Capital Acquisition Corp.*	484,075
39,796	Aimei Health Technology Co., Ltd.*,12	412,287
18,482	Alchemy Investments Acquisition Corp. I - Class A*,12	198,312
1,489	Alpha Star Acquisition Corp.*,12	17,183
19,429	Alphatime Acquisition Corp.*,12	214,496
24,475	AlphaVest Acquisition Corp.*,12	269,714
42,210	Ares Acquisition Corp. II - Class A*,12	450,381
26,811	Bayview Acquisition Corp. - Class A*,12	274,545
16,328	Bellevue Life Sciences Acquisition Corp.*	175,689
126,020	Black Hawk Acquisition Corp. - Class A*,12	1,277,843
35,000	Bowen Acquisition Corp.*,12	369,250

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
27,296	Chenghe Acquisition II Co.*,12	$273,233
45,000	Churchill Capital Corp. VII - Class A*	484,650
19,797	Colombier Acquisition Corp. II - Class A*,12	203,414
160,000	DT Cloud Acquisition Corp.*,12	1,627,200
23,028	ESH Acquisition Corp. - Class A*	240,182
12,228	Everest Consolidator Acquisition Corp.*	137,443
21,190	ExcelFin Acquisition Corp. - Class A*	233,514
20,000	FutureTech II Acquisition Corp. - Class A*	220,400
23,181	Global Lights Acquisition Corp.*,12	238,880
1,763	Globalink Investment, Inc.*	19,992
25,000	Graf Acquisition Corp. III*	250,020
20,342	Haymaker Acquisition Corp. IV*,12	213,794
19,947	Horizon Space Acquisition I Corp.*,12	220,414
47,773	IB Acquisition Corp.*	476,536
61,243	InFinT Acquisition Corp.*,12	705,519
38,726	Inflection Point Acquisition Corp. II - Class A*,12	410,496
1,962	Integrated Rail and Resources Acquisition Corp. - Class A*,4	21,190
2,354	Integrated Wellness Acquisition Corp. - Class A*,12	27,259
162,277	Iron Horse Acquisitions Corp.*	1,632,507
62,700	JVSPAC Acquisition Corp. - Class A*,12	637,032
1,748	Kairous Acquisition Corp. Ltd.*,12	20,976
117,246	Legato Merger Corp. III*,12	1,185,744
45,622	Nabors Energy Transition Corp. II - Class A*,12	480,400
27,670	Newbury Street Acquisition Corp.*	304,370
2,885	OceanTech Acquisitions I Corp. - Class A*	32,168
15,561	Papaya Growth Opportunity Corp. I - Class A*	172,260
19,479	Qomolangma Acquisition Corp.*	214,269
11,890	Quetta Acquisition Corp.*	123,061
19,239	RF Acquisition Corp. - Class A*	211,629
11,894	Spark I Acquisition Corp.*,12	123,103
15,965	TenX Keane Acquisition - Class A*,12	181,043
27,573	Trailblazer Merger Corp. I*	297,513
2,396	Tristar Acquisition I Corp. - Class A*,12	26,715
		15,810,676
	STEEL-PRODUCERS — 0.0%
986	United States Steel Corp.	37,271

	TELECOMMUNICATION EQUIPMENT — 0.0%
992	Juniper Networks, Inc.	36,168
	TOTAL COMMON STOCKS
	(Cost $35,461,456)	36,061,371

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	CORPORATE BONDS — 2.7%
	INVESTMENT COMPANIES — 2.7%
	Bain Capital Specialty Finance, Inc.
1,000,000	2.950%, 3/10/2026[6]	$940,268
	Barings BDC, Inc.
2,542,000	7.000%, 2/15/2029[6]	2,553,485
	BlackRock TCP Capital Corp.
3,500,000	6.950%, 5/30/2029[6]	3,418,978
	Blackstone Private Credit Fund
2,130,000	2.625%, 12/15/2026[6]	1,949,231
490,000	3.250%, 3/15/2027[6]	452,546
	Blue Owl Capital Corp.
3,000,000	3.750%, 7/22/2025[6,13]	2,925,501
1,000,000	3.400%, 7/15/2026[6]	942,528
500,000	2.875%, 6/11/2028[6]	442,670
	Blue Owl Capital Corp. II
222,000	4.625%, 11/26/2024[5,6]	220,648
1,000,000	8.450%, 11/15/2026[5,6]	1,032,031
	Blue Owl Capital Corp. III
2,510,000	3.125%, 4/13/2027[6]	2,297,473
	Blue Owl Credit Income Corp.
1,000,000	5.500%, 3/21/2025	994,968
158,000	7.750%, 9/16/2027[6]	162,442
2,000,000	7.950%, 6/13/2028[5,6]	2,069,960
	Blue Owl Technology Finance Corp.
3,000,000	6.750%, 6/30/2025[5,6]	2,983,902
1,000,000	4.750%, 12/15/2025[5,6]	968,647
2,195,000	6.750%, 4/4/2029[5,6]	2,149,495
	Capital Southwest Corp.
40,000	3.375%, 10/1/2026[6]	36,303
	Franklin BSP Capital Corp.
1,000,000	4.850%, 12/15/2024[5]	989,351
152,000	3.250%, 3/30/2026[6]	142,986
1,500,000	7.200%, 6/15/2029[5,6]	1,498,284
	FS KKR Capital Corp.
800,000	4.625%, 7/15/2024[6]	799,493
600,000	1.650%, 10/12/2024	592,390
1,500,000	4.125%, 2/1/2025[6]	1,481,978
2,000,000	2.625%, 1/15/2027[6]	1,806,502
	Golub Capital BDC, Inc.
2,200,000	2.050%, 2/15/2027[6]	1,979,061
	MidCap Financial Investment Corp.
1,659,000	5.250%, 3/3/2025	1,634,721
605,000	4.500%, 7/16/2026[6]	564,728

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	INVESTMENT COMPANIES (Continued)
	New Mountain Finance Corp.
4,000,000	6.875%, 2/1/2029[6]	$3,909,036
	Oaktree Specialty Lending Corp.
1,000,000	2.700%, 1/15/2027[6]	908,437
3,000,000	7.100%, 2/15/2029[6]	3,038,199
	Sixth Street Specialty Lending, Inc.
500,000	3.875%, 11/1/2024[6]	496,349
		46,382,591
	TOTAL CORPORATE BONDS
	(Cost $45,863,875)	46,382,591

Number
of Shares
	MUTUAL FUNDS — 4.3%
1,853,038	Driehaus Event Driven Fund[8]	22,755,310
3,510,883	Glenmede Secured Options Portfolio - Class Institutional[8]	51,223,785
	TOTAL MUTUAL FUNDS
	(Cost $69,979,788)	73,979,095

	PREFERRED STOCKS — 1.6%
	CONSUMER NON-CYCLICAL — 0.3%
	Qonto - Series D
34,165	0.000%[4,16]	4,920,594

	CONSUMER STAPLES — 0.2%
	Misfits Market, Inc. - Series A-1
83,287	0.000%[4,16]	3,539,698

	FINANCIALS — 1.0%
	Airwallex
143,991	0.000%[4,16]	1,763,890
	Chime Financial, Inc. - Series A
27,000	0.000%[4,16]	648,000
	Chime Financial, Inc. - Series B
210,870	0.000%[4,16]	5,060,880
	Chime Financial, Inc. - Series D
39,583	0.000%[4,16]	949,992
	Chime Financial, Inc. - Series F
83,750	0.000%[4,16]	2,010,000
	Eagle Point Credit Co., Inc.
10,000	8.000%, 1/31/2029[6]	247,887
	Eagle Point Income Co., Inc.
30,000	8.000%, 4/30/2029[6]	749,400
	Empower Finance - Series C
351,202	0.000%[4,16]	2,499,996

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares			Value
		FINANCIALS (Continued)
		MidCap Financial Investment Corp.
102,164		8.000%, 12/15/2028[6]	$2,571,468
		New Mountain Finance Corp.
20,000		8.250%, 11/15/2028[6]	508,200
			17,009,713
		TECHNOLOGY — 0.1%
		Workrise Technologies, Inc. - Series A
4,873		0.000%[4,16]	648,109
		Workrise Technologies, Inc. - Series B
10,200		0.000%[4,16]	1,356,600
			2,004,709
		TOTAL PREFERRED STOCKS
		(Cost $26,572,898)	27,474,714

		PRIVATE INVESTMENT FUNDS — 18.8%
N/A	[17]	137 Holdings RBC, LLC[4]	1,431,818
N/A	[17]	137 Ventures VI, LP4	4,573,000
N/A	[17]	Arlington Capital Partners VI LP	1,537,059
N/A	[17]	Blue Owl Real Estate Net Lease Property Fund	44,582,757
N/A	[17]	DSC Meridian Credit Opportunities Onshore Fund LP4	33,110,277
N/A	[17]	Eisler Capital Multi Strategy Fund LP4	30,591,701
N/A	[17]	FCP Realty Fund VI-A LP4	1,377,552
N/A	[17]	Hedosophia Partners VI LP4	2,206,413
N/A	[17]	HS Investments V F LP	334,996
N/A	[17]	Hudson Bay Fund LP4	7,653,249
N/A	[17]	KQ Partners Fund LP4	2,000,000
N/A	[17]	Linden Investors LP4	22,362,975
N/A	[17]	Nuveen Real Estate U.S. Cities Industrial Fund LP4	7,502,188
N/A	[17]	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	7,031,659
N/A	[17]	Old Orchard Credit Fund LP4	23,228,884
N/A	[17]	Point72 Capital LP4	31,860,566
N/A	[17]	Quiet SPV R9 LP	7,268,283
N/A	[17]	Quiet T1 LP	1,944,030
N/A	[17]	Quiet Venture III Fund LP4	2,100,000
N/A	[17]	Rivernorth Capital Partners LP4,8	18,657,672
N/A	[17]	Savory Fund III Blocked LP	1,273,671
N/A	[17]	Seer Capital Partners Fund LP	2,742,237
N/A	[17]	Seer Capital Regulatory Capital Relief Fund	7,000,000
N/A	[17]	TCW Direct Lending VIII, LLC	32,694,038
N/A	[17]	TPG Tech Adjacencies II4	1,500,000
N/A	[17]	Walleye Opportunities Fund LP4	23,464,747

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares			Value
		PRIVATE INVESTMENT FUNDS (Continued)
N/A	[17]	Whitehawk IV-Plus Onshore Fund LP	$3,858,689
		TOTAL PRIVATE INVESTMENT FUNDS
		(Cost $299,573,325)	323,888,461

		REAL ESTATE INVESTMENT TRUSTS — 8.2%
1,093,426		Bailard Real Estate Investment Trust, Inc.	33,633,782
N/A	[17]	Cire Real Estate Investment Trust, Inc.	61,889,321
1,684,252		Invesco Real Estate Income Trust, Inc. - Class I4,8	46,819,186
		TOTAL REAL ESTATE INVESTMENT TRUSTS
		(Cost $146,000,000)	142,342,289

		RIGHTS — 0.0%
481		ABIOMED, Inc., Expiration Date: December 30, 2029*,4,13	491
4,393		AIB Acquisition Corp., Expiration Date: August 14, 2024*,12	16
39,796		Aimei Health Technology Co., Ltd., Expiration Date: December 4, 2024*,12	7,641
1,489		Alpha Star Acquisition Corp., Expiration Date: July 28, 2024*,12	119
19,429		Alphatime Acquisition Corp., Expiration Date: August 14, 2024*,12	2,137
24,475		AlphaVest Acquisition Corp., Expiration Date: August 11, 2024*,12	2,381
19,609		Aquaron Acquisition Corp., Expiration Date: August 14, 2024*	2,943
26,811		Bayview Acquisition Corp., Expiration Date: August 17, 2024*,12	5,094
16,328		Bellevue Life Sciences Acquisition Corp., Expiration Date: August 22, 2024*	1,649
25,204		Black Hawk Acquisition Corp., Expiration Date: April 16, 2025*,12	29,993
35,000		Bowen Acquisition Corp., Expiration Date: November 26, 2026*,12	3,587
1,207		Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*,4	211
31,924		Distoken Acquisition Corp., Expiration Date: July 21, 2024*,12	3,515
160,000		DT Cloud Acquisition Corp., Expiration Date: June 30, 2024*,12	51,200
23,028		ESH Acquisition Corp., Expiration Date: July 20, 2024*	2,533
23,181		Global Lights Acquisition Corp., Expiration Date: December 3, 2024*,12	4,868
1,763		Globalink Investment, Inc., Expiration Date: August 14, 2024*	272
23,908		Goldenstone Acquisition Ltd., Expiration Date: July 11, 2024*	3,945
19,947		Horizon Space Acquisition I Corp., Expiration Date: August 12, 2024*,12	1,616
14,391		Hudson Acquisition I Corp., Expiration Date: August 14, 2024*	3,166
47,773		IB Acquisition Corp., Expiration Date: December 30, 2024*	3,612
162,277		Iron Horse Acquisitions Corp., Expiration Date: February 27, 2025*	37,324
62,700		JVSPAC Acquisition Corp., Expiration Date: August 21, 2024*,12	18,816
1,748		Kairous Acquisition Corp. Ltd., Expiration Date: August 14, 2024*,12	166
25,305		Mars Acquisition Corp., Expiration Date: August 14, 2024*,12	4,808
20,035		Metal Sky Star Acquisition Corp., Expiration Date: July 9, 2024*,12	1,222
1,689		Mountain Crest Acquisition Corp. V, Expiration Date: October 13, 2024*	175
3,780		NorthView Acquisition Corp., Expiration Date: August 16, 2024*	387
19,479		Qomolangma Acquisition Corp., Expiration Date: July 12, 2024*	2,143
1,189		Quetta Acquisition Corp., Expiration Date: August 31, 2024*	1,272
19,239		RF Acquisition Corp., Expiration Date: August 27, 2024*	1,693

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	RIGHTS (Continued)
15,965	TenX Keane Acquisition, Expiration Date: August 29, 2024*,12	$3,672
27,573	Trailblazer Merger Corp. I, Expiration Date: August 11, 2024*	3,033
1,805	Viveon Health Acquisition Corp., Expiration Date: July 31, 2024*,4	90
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: August 20, 2024*	372
	TOTAL RIGHTS
	(Cost $491)	206,162

	UNITS — 0.1%
	SPECIFIED PURPOSE ACQUISITIONS — 0.1%
33,486	Centurion Acquisition Corp.*,12	334,525
29,513	Flag Ship Acquisition Corp.*,12	295,425
60,099	GP-Act III Acquisition Corp.*,12	602,793
28,345	Lionheart Holdings*,12	283,450
29,901	Melar Acquisition Corp. I*,12	299,010
13,377	RF Acquisition Corp.*,12	134,573
		1,949,776
	TOTAL UNITS
	(Cost $1,954,711)	1,949,776

	WARRANTS — 0.1%
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,12	514
1,774	Achari Ventures Holdings Corp. I, Expiration Date: August 4, 2026*	35
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,4	821,256
1,341	Aeries Technology, Inc., Expiration Date: October 19, 2026*,12	30
2,100	AGBA Group Holding Ltd., Expiration Date: March 14, 2027*,12	573
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*,12	1,294
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*,12	15
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*,12	291
733	AltEnergy Acquisition Corp., Expiration Date: November 1, 2028*	44
20,023	Anew Medical, Inc., Expiration Date: March 15, 2027*	2,022
21,105	Ares Acquisition Corp. II, Expiration Date: June 12, 2028*,12	2,606
522	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	31
885	Ault Disruptive Technologies Corp., Expiration Date: June 20, 2028*	13
923	Australian Oilseeds Holdings Ltd., Expiration Date: March 21, 2029*,12	16
68	Banzai International, Inc., Expiration Date: December 31, 2026*	1
1,469	Battery Future Acquisition Corp., Expiration Date: May 25, 2028*,12	15
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: February 10, 2028*	327
2,223	Beneficient, Expiration Date: March 14, 2028*	16
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,12	930
870	Binah Capital Group, Inc., Expiration Date: June 6, 2028*	87
1,050	BitFuFu, Inc., Expiration Date: June 6, 2028*,12	389
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: October 31, 2028*,12	12
1,544	Blue Ocean Acquisition Corp., Expiration Date: October 21, 2028*,12	24

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	WARRANTS (Continued)
310	Brand Engagement Network, Inc., Expiration Date: December 31, 2027*	$10
596	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*,4	208
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: October 29, 2026*,12	79
323	Cero Therapeutics Holdings, Inc., Expiration Date: September 1, 2026*	6
5,454,545	CherCo, LLC, Expiration Date: August 31, 2032*,4	163,636
21,813	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	7,635
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	31
6,599	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,12	1,980
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*,4	1
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	1,100
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,12	23
935	Corner Growth Acquisition Corp. II, Expiration Date: June 17, 2026*,12	28
1,380	Critical Metals Corp., Expiration Date: June 5, 2028*,12	421
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*,12	207
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*,12	482
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	1,475
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,12	329
1,469	EVe Mobility Acquisition Corp, Expiration Date: May 11, 2028*,12	110
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	94
296	ExcelFin Acquisition Corp., Expiration Date: October 20, 2026*	9
795	Finnovate Acquisition Corp., Expiration Date: September 30, 2026*,12	12
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*,4	4
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,12	12
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,12	350,000
534	Global Gas Corp., Expiration Date: October 29, 2027*	3
1,763	Globalink Investment, Inc., Expiration Date: December 2, 2026*	88
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	1,203
10,929	Gores Holdings IX, Inc., Expiration Date: January 14, 2029*	875
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*,12	57
10,171	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,12	1,780
674	Healthcare AI Acquisition Corp., Expiration Date: December 14, 2026*,12	30
16,500	Hennessy Capital Investment Corp. VI, Expiration Date: December 31, 2027*	2,475
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: October 23, 2028*,12	29
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*,12	345
2,424	Hub Cyber Security Ltd., Expiration Date: February 27, 2028*,12	59
14,883	iCoreConnect, Inc., Expiration Date: May 14, 2028*	16
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,4	—
19,363	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,12	1,834
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: November 11, 2026*,4	49
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,12	18
162,277	Iron Horse Acquisitions Corp., Expiration Date: February 16, 2029*	5,680

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	WARRANTS (Continued)
10,018	Israel Acquisitions Corp., Expiration Date: February 29, 2028*,12	$492
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,12	2,095
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*,12	5
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,12	30
58,623	Legato Merger Corp. III, Expiration Date: March 28, 2029*,12	7,627
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	6
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*,12	250
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*,12	8
2,925	MicroCloud Hologram, Inc., Expiration Date: December 31, 2028*,12	137
1,764	Montana Technologies Corp., Expiration Date: December 14, 2028*	2,540
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,12	10
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	35
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,12	32
666	MultiSensor AI Holdings, Inc., Expiration Date: September 1, 2027*	20
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,12	2,281
27,873	Nature's Miracle Holding, Inc., Expiration Date: March 12, 2029*	644
9,699	New Horizon Aircraft Ltd., Expiration Date: April 3, 2028*,12	147
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	79
577	NKGen Biotech, Inc., Expiration Date: May 31, 2028*	57
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*,4,12	5
1,890	NorthView Acquisition Corp., Expiration Date: August 1, 2027*	95
544	Nukkleus, Inc., Expiration Date: December 31, 2025*	13
1,061	Nvni Group Ltd., Expiration Date: November 1, 2028*,12	19
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	101
2,151	OneMedNet Corp., Expiration Date: December 31, 2028*	76
277	Onyx Acquisition Co. I, Expiration Date: November 29, 2028*,12	5
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	18
479	Prenetics Global Ltd., Expiration Date: December 31, 2026*,12	7
1,990	Presto Automation, Inc., Expiration Date: September 30, 2025*	44
948	Priveterra Acquisition Corp. II, Expiration Date: December 31, 2025*,4	19
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,12	72
873	ProSomnus, Inc., Expiration Date: December 7, 2027*	8
19,479	Qomolangma Acquisition Corp., Expiration Date: November 23, 2027*	485
19,239	RF Acquisition Corp., Expiration Date: May 1, 2028*	406
419	Roadzen, Inc., Expiration Date: July 13, 2024*,12	15
833	Roth CH Acquisition Co., Expiration Date: December 9, 2026*	48
58	Roth CH Acquisition Co., Expiration Date: October 28, 2028*,12	—[15]
862	Royalty Management Holding Corp., Expiration Date: May 28, 2026*	12
1,693	SMX Security Matters PLC, Expiration Date: March 7, 2028*,12	17
444	Southland Holdings, Inc., Expiration Date: August 31, 2026*	152
881	Southport Acquisition Corp., Expiration Date: May 24, 2028*	18

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	WARRANTS (Continued)
5,947	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,12	$1,011
2,102	Spree Acquisition Corp. I Ltd., Expiration Date: December 22, 2028*,4,12	32
441	SunCar Technology Group, Inc., Expiration Date: May 18, 2028*,12	76
881	Swiftmerge Acquisition Corp., Expiration Date: June 17, 2028*,12	70
940	Syntec Optics Holdings, Inc., Expiration Date: November 8, 2026*	148
852	TG Venture Acquisition Corp., Expiration Date: August 15, 2028*	6
166	TLGY Acquisition Corp., Expiration Date: January 14, 2028*,12	11
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,12	144
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*,4	11
916	Volato Group, Inc., Expiration Date: December 3, 2028*	13
637	VSee Health, Inc., Expiration Date: November 3, 2028*	127
430	XBP Europe Holdings, Inc., Expiration Date: December 31, 2027*	18
	TOTAL WARRANTS
	(Cost $706,044)	1,392,771

	SHORT-TERM INVESTMENTS — 6.6%
113,097,962	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.21%[18]	113,097,962

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $113,097,962)	113,097,962
	TOTAL INVESTMENTS — 101.9%
	(Cost $1,727,678,630)	1,755,161,198

	Liabilities in Excess of Other Assets — (1.9)%	(33,181,841)
	TOTAL NET ASSETS — 100.0%	$1,721,979,357

	SECURITIES SOLD SHORT — (0.0)%
	COMMON STOCKS — (0.0)%
	COMPUTER AIDED DESIGN — (0.0)%
(38)	Synopsys, Inc.*	(22,612)

	FINANCE-CREDIT CARD — (0.0)%
(264)	Capital One Financial Corp.	(36,551)

	OIL COMP-INTEGRATED — (0.0)%
(211)	Chevron Corp.	(33,005)
(1)	Exxon Mobil Corp.	(115)
		(33,120)

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	S & L/THRIFTS-EASTERN US — (0.0)%
(1)	Provident Financial Services, Inc.	$(14)
	TOTAL COMMON STOCKS
	(Proceeds $93,501)	(92,297)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $93,501)	$(92,297)

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

* Non-income producing security.

1 Principal Amount denoted in USD unless otherwise noted.

2 Principal Amount denoted in local currency.

3 All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.

4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in table located in Note 2.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $267,820,251, which represents 15.55% of the total net assets of the Fund.

6 Callable.

7 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

8 Affiliated company.

9 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

11 Interest-only security.

12 Foreign security denominated in U.S. Dollars.

13 All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $0, which represents 0.00% of the total net assets of the Fund.

14 Amount represents less than 0.5 shares.

15 Amount represents less than $0.50.

16 Perpetual security. Maturity date is not applicable.

17 Investment does not issue shares.

18 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Holdings RBC, LLC (1)	Not Permitted	N/A	$1,431,818	$1,431,818	4/24/2024
137 Ventures VI, LP (1)	Not Permitted	N/A	4,725,981	4,573,000	4/16/2024
Arlington Capital Partners VI LP (1)	Not Permitted	N/A	1,361,852	1,537,059	1/26/2024
Bailard Real Estate Investment Trust, Inc. (1)	Quarterly	30 Days	35,000,000	33,633,782	12/28/2018
BC Partners Lending Corp. (1)	Not Permitted	N/A	12,500,000	12,408,578	3/6/2023
Blue Owl Real Estate Net Lease Property Fund (1)	Quarterly	60 Days	45,000,000	44,582,757	1/25/2022
CIRE Real Estate Investment Trust, Inc. (1)	Quarterly(2)	90 Days	60,000,000	61,889,321	4/4/2023
Cliffwater Corporate Lending Fund - Class I	Quarterly(3)	N/A	29,000,000	30,000,418	8/4/2020
Cliffwater Enhanced Lending Fund - Class I	Quarterly(3)	N/A	81,500,000	84,740,676	4/26/2022
DSC Meridian Credit Opportunities Onshore Fund LP (1)	Quarterly(4)	65 Days	27,450,000	33,110,277	10/1/2018
Eisler Capital Multi Strategy Fund LP (1)	Quarterly(4)	65 Days	28,000,000	30,591,701	12/1/2022
FCP Realty Fund VI-A LP (1)	Not Permitted	N/A	1,395,961	1,377,552	5/14/2024
Hedosophia Partners VI LP (1)	Not Permitted	N/A	2,500,000	2,206,413	5/20/2024
HS Investments V F LP (1)	Not Permitted	N/A	249,042	334,996	7/31/2023
Hudson Bay Fund LP (1)	Quarterly(4)(5)	65 Days	6,352,545	7,653,249	4/1/2021
Invesco Dynamic Credit Opportunities Fund - Class AX	Quarterly(3)	N/A	206,953	199,454	10/19/2021
Invesco Real Estate Income Trust, Inc. - Class I	Monthly	30 Days	51,000,000	46,819,186	6/1/2022
KQ Partners Fund LP (1)	Not Permitted	N/A	2,009,881	2,000,000	5/9/2024
Linden Investors LP (1)	Quarterly(4)	65 Days	18,250,000	22,362,975	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LP (1)	Quarterly	45 Days	8,923,994	7,502,188	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP (1)	Quarterly	45 Days	9,139,325	7,031,659	4/1/2022
Old Orchard Credit Fund LP (1)	Quarterly(4)	65 Days	22,000,000	23,228,884	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly(3)	N/A	31,128,000	30,650,340	8/16/2022
Palmer Square Capital BDC, Inc. (1)	Not Permitted	N/A	24,999,993	24,607,622	3/1/2023
Palmer Square Opportunistic Income Fund	Quarterly(3)	N/A	6,537,578	6,546,617	8/28/2019
Pender Real Estate Credit Fund - Class I	Quarterly(3)	N/A	6,324,818	6,347,161	8/16/2019
Point72 Capital LP (1)	Quarterly(4)	45 Days	25,530,367	31,860,566	4/24/2019
Pomona Investment Fund LP	Quarterly(3)	75 Days	25,735,511	31,887,639	10/1/2018
Quiet SPV R9 LP (1)	Not Permitted	N/A	3,742,689	7,268,283	9/20/2023
Quiet T1 LP (1)	Not Permitted	N/A	1,963,497	1,944,030	1/29/2024
Quiet Venture III Fund LP (1)	Not Permitted	N/A	2,236,932	2,100,000	5/6/2024
Rivernorth Capital Partners LP (1)	Quarterly(6)	65 Days	16,000,000	18,657,672	6/1/2022
Savory Fund III Blocked LP (1)	Not Permitted	N/A	1,000,000	1,273,671	3/11/2024
Seer Capital Partners Fund LP (1)	Not Permitted	N/A	2,000,000	2,742,237	9/29/2021
Seer Capital Regulatory Capital Relief Fund (1)	Not Permitted	N/A	7,000,000	7,000,000	3/7/2024
StepStone Private Markets - Class I	Quarterly(3)	N/A	29,157,916	35,565,004	3/26/2021
TCW Direct Lending VIII, LLC (1)	Not Permitted	N/A	36,222,457	32,694,038	8/9/2023
TPG Tech Adjacencies II	Not Permitted	N/A	1,500,000	1,500,000	5/15/2024
Walleye Opportunities Fund LP (1)	Monthly(4)	30 Days	19,925,000	23,464,747	12/3/2018
Whitehawk IV-Plus Onshore Fund LP (1)	Not Permitted	N/A	3,661,984	3,858,689	6/29/2023
Totals			$692,664,094	$729,184,259

(1) Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

(2) The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.

(3) The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

(4) The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

(5) The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.

(6) The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
	Counterparty	Exchange	Date	Purchased	Date	June 30, 2024	(Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	6/18/2026	1,600,000	$1,777,920	$1,771,263	$(6,657)
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,129,252	(17,112)
Euro	BNP Paribas	EUR per USD	10/18/2024	60,000	65,610	64,624	(986)
Euro	BNP Paribas	EUR per USD	1/17/2025	3,528,000	3,880,800	3,815,516	(65,284)
Euro	BNP Paribas	EUR per USD	7/19/2024	70,000	76,174	75,042	(1,132)
TOTAL PURCHASE CONTRACTS					8,946,868	8,855,697	(91,171)

SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	5/22/2025	(5,368,000)	$(5,977,268)	$(5,841,077)	$136,191
Euro	BNP Paribas	EUR per USD	11/22/2024	(360,000)	(399,780)	(388,440)	11,340
Euro	BNP Paribas	EUR per USD	2/21/2025	(230,000)	(255,760)	(249,169)	6,591
Euro	BNP Paribas	EUR per USD	4/22/2025	(420,000)	(466,998)	(456,342)	10,656
Euro	BNP Paribas	EUR per USD	7/22/2025	(190,000)	(212,021)	(207,124)	4,897
Euro	BNP Paribas	EUR per USD	8/22/2024	(240,000)	(266,160)	(257,733)	8,427
Euro	BNP Paribas	EUR per USD	10/22/2025	(6,000,000)	(6,715,200)	(6,568,641)	146,559
Euro	BNP Paribas	EUR per USD	1/22/2025	(220,000)	(243,848)	(237,987)	5,861
Euro	BNP Paribas	EUR per USD	7/22/2024	(250,000)	(274,850)	(268,047)	6,803
Euro	BNP Paribas	EUR per USD	10/18/2024	(60,000)	(62,700)	(64,624)	(1,924)
Euro	BNP Paribas	EUR per USD	1/17/2025	(3,528,000)	(3,700,872)	(3,815,516)	(114,644)
Euro	BNP Paribas	EUR per USD	1/22/2026	(320,000)	(358,880)	(351,828)	7,052
Euro	BNP Paribas	EUR per USD	2/20/2026	(5,584,000)	(6,248,496)	(6,147,701)	100,795
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(705,672)	7,488
Euro	BNP Paribas	EUR per USD	4/22/2025	(240,000)	(267,360)	(260,767)	6,593
Euro	BNP Paribas	EUR per USD	4/22/2026	(250,000)	(281,000)	(276,022)	4,978
Euro	BNP Paribas	EUR per USD	5/22/2026	(7,040,000)	(7,895,360)	(7,783,707)	111,653
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(731,231)	7,494
Euro	BNP Paribas	EUR per USD	6/18/2026	(9,472,000)	(10,656,000)	(10,485,880)	170,120
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(16,009,975)	134,265
Euro	BNP Paribas	EUR per USD	7/22/2024	(340,000)	(376,380)	(364,544)	11,836
Euro	BNP Paribas	EUR per USD	7/22/2025	(230,000)	(256,910)	(250,729)	6,181
Euro	BNP Paribas	EUR per USD	8/22/2025	(280,000)	(311,920)	(305,672)	6,248
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(599,685)	7,005
Euro	BNP Paribas	EUR per USD	10/22/2025	(210,000)	(234,990)	(229,902)	5,088
Euro	BNP Paribas	EUR per USD	11/21/2025	(310,000)	(345,805)	(339,852)	5,953
Euro	BNP Paribas	EUR per USD	7/22/2024	(140,000)	(149,548)	(150,106)	(558)
Euro	BNP Paribas	EUR per USD	10/22/2024	(230,000)	(255,415)	(247,774)	7,641
Euro	BNP Paribas	EUR per USD	1/22/2025	(310,000)	(345,030)	(335,345)	9,685
Euro	BNP Paribas	EUR per USD	4/22/2026	(440,000)	(487,740)	(483,764)	3,976
Euro	BNP Paribas	EUR per USD	2/21/2025	(840,000)	(922,740)	(910,010)	12,730
Euro	BNP Paribas	EUR per USD	2/20/2026	(540,000)	(603,180)	(594,513)	8,667
Euro	BNP Paribas	EUR per USD	4/22/2026	(290,000)	(322,625)	(320,186)	2,439
Euro	BNP Paribas	EUR per USD	5/22/2026	(640,000)	(716,480)	(707,610)	8,870
Euro	BNP Paribas	EUR per USD	7/22/2024	(3,210,000)	(3,551,865)	(3,441,724)	110,141
Euro	BNP Paribas	EUR per USD	10/22/2026	(440,000)	(491,040)	(487,875)	3,165
Euro	BNP Paribas	EUR per USD	8/22/2025	(750,000)	(830,850)	(818,765)	12,085
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(445,447)	2,353
Euro	BNP Paribas	EUR per USD	11/21/2025	(380,000)	(422,674)	(416,593)	6,081
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(12,187,144)	61,176
Euro	BNP Paribas	EUR per USD	10/22/2024	(460,000)	(507,794)	(495,549)	12,245
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(142,506)	(142,930)	(424)
Euro	BNP Paribas	EUR per USD	2/24/2025	(550,000)	(605,110)	(595,927)	9,183
Euro	BNP Paribas	EUR per USD	2/23/2026	(610,000)	(680,760)	(671,673)	9,087
Euro	BNP Paribas	EUR per USD	4/22/2026	(380,000)	(416,442)	(412,881)	3,561
Euro	BNP Paribas	EUR per USD	4/22/2026	(1,448,000)	(1,595,696)	(1,598,721)	(3,025)
Euro	BNP Paribas	EUR per USD	5/22/2025	(420,000)	(465,360)	(457,014)	8,346
Euro	BNP Paribas	EUR per USD	7/19/2022	(70,000)	(72,870)	(75,042)	(2,172)
Euro	BNP Paribas	EUR per USD	4/22/2026	(450,000)	(495,000)	(490,556)	4,444
Euro	BNP Paribas	EUR per USD	8/22/2024	(340,000)	(372,470)	(365,122)	7,348
Euro	BNP Paribas	EUR per USD	8/22/2025	(690,000)	(764,589)	(753,263)	11,326
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(397,440)	(394,118)	3,322
Euro	BNP Paribas	EUR per USD	11/22/2024	(450,000)	(495,360)	(485,550)	9,810
Euro	BNP Paribas	EUR per USD	11/24/2025	(550,000)	(611,600)	(603,048)	8,552
Euro	BNP Paribas	EUR per USD	12/20/2024	(1,257,000)	(1,352,532)	(1,358,260)	(5,728)
Euro	BNP Paribas	EUR per USD	10/22/2024	(380,000)	(412,870)	(409,366)	3,504
Euro	BNP Paribas	EUR per USD	4/22/2026	(470,000)	(513,052)	(508,427)	4,625
Euro	BNP Paribas	EUR per USD	2/21/2025	(400,000)	(442,200)	(433,338)	8,862
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(140,660)	(141,249)	(589)
Euro	BNP Paribas	EUR per USD	5/22/2025	(410,000)	(452,271)	(446,133)	6,138
Euro	BNP Paribas	EUR per USD	4/22/2026	(140,000)	(152,166)	(152,617)	(451)
Euro	BNP Paribas	EUR per USD	8/22/2024	(660,000)	(718,806)	(708,765)	10,041
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(120,054)	(120,425)	(371)
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(669,180)	7,320
Euro	BNP Paribas	EUR per USD	7/22/2024	(470,000)	(508,634)	(503,929)	4,705
Euro	BNP Paribas	EUR per USD	8/15/2024	(61,280,000)	(66,381,560)	(65,784,389)	597,171
Euro	BNP Paribas	EUR per USD	11/22/2024	(470,000)	(514,039)	(507,130)	6,909
Euro	BNP Paribas	EUR per USD	10/22/2024	(160,000)	(171,600)	(172,365)	(765)
Euro	BNP Paribas	EUR per USD	1/22/2025	(190,000)	(204,706)	(205,534)	(828)
Euro	BNP Paribas	EUR per USD	8/15/2024	(14,800,000)	(16,092,040)	(15,887,875)	204,165
Euro	BNP Paribas	EUR per USD	9/10/2024	(2,500,000)	(2,685,250)	(2,687,052)	(1,802)
Euro	BNP Paribas	EUR per USD	11/22/2024	(760,000)	(832,580)	(820,039)	12,541
Euro	BNP Paribas	EUR per USD	5/22/2025	(550,000)	(607,420)	(598,471)	8,949
Euro	BNP Paribas	EUR per USD	8/2/2024	(9,500,000)	(10,203,000)	(10,191,566)	11,434
Euro	BNP Paribas	EUR per USD	8/15/2024	(9,000,000)	(9,650,700)	(9,661,545)	(10,845)
Euro	BNP Paribas	EUR per USD	7/16/2024	(100,000)	(121,853)	(107,186)	14,667
Euro	BNP Paribas	EUR per USD	8/2/2024	(2,024,000)	(2,467,519)	(2,171,340)	296,179
Great British Pound	BNP Paribas	GBP per USD	8/15/2024	(20,950,000)	(26,324,722)	(26,492,562)	(167,840)
Great British Pound	BNP Paribas	GBP per USD	2/15/2024	(7,250,000)	(9,156,750)	(9,169,792)	(13,042)
Great British Pound	BNP Paribas	GBP per USD	8/15/2024	(18,000,000)	(22,728,600)	(22,762,106)	(33,506)
TOTAL SALE CONTRACTS					(267,061,761)	(264,956,758)	2,105,003

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(258,114,893)	$(256,101,061)	$2,013,832

EUR – Euro
GBP – Great British Pound

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of June 30, 2024 (Unaudited)

		Percent of
Country of Investment	Value	Total Net Assets
Canada	$350,147	0.0%
Cayman Islands	13,807,858	0.7%
China	566	0.0%
Denmark	7,156,033	0.4%
European Union	184,891,047	10.8%
Hong Kong	605	0.0%
Ireland	17	0.0%
Israel	88	0.0%
Malaysia	5	0.0%
Switzerland	12	0.0%
Taiwan	57	0.0%
United Kingdom	89,027,056	5.1%
United States	1,459,248,284	84.8%
Virgin Islands (British)	679,423	0.1%
Total Investments	1,755,161,198	101.9%
Liabilities in Excess of Other Assets	(33,181,841)	(1.9)%
Total Net Assets	$1,721,979,357	100.0%

* This table does not include securities sold short. Please refer to the Consolidated Schedule of Investments for information on securities sold short.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2024 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2024 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager and/or the sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or the sub-advisers or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Private Investment Funds and Real Estate Investment Trusts with a fair value of $243,055,080 are excluded from the fair value hierarchy as of June 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$134,311,045	$100,022,444	$234,333,489
Bank Loans	-	5,000,000	135,073,870	140,073,870
Closed-End Funds	158,006,534	60,650,758	-	218,657,292
Collateralized Loan Obligations	-	282,401,670	68,621,407	351,023,077
Collateralized Mortgage Obligations	-	2,061	-	2,061
Common Stocks
Apparel Manufacturers	22,825	-	-	22,825
Audio/Video Products	31,072	-	-	31,072
Broadcast Services/Programs	138,327	-	-	138,327
Commercial Services-Finance	-	-	1,230,113	1,230,113
Computer Aided Design	35,365	-	-	35,365
Cosmetics & Toiletries	-	-	-	-
Enterprise Software/Service	-	-	5,000,021	5,000,021
Finance-Credit Card	33,880	-	2,065,617	2,099,497
Food-Retail	52,120	-	885,048	937,168
Gaming & Entertainment	-	-	2,763,716	2,763,716
Human Resources	-	-	3,067,685	3,067,685
Investment Companies	-	-	4,095,488	4,095,488
Life/Health Insurance	31,804	-	-	31,804
Medical Labs & Testing Services	31,545	-	-	31,545
Medical Products	41,884	-	-	41,884
Medical-Biomedical/Generics	30,995	-	-	30,995
Medical-Outpatient/Home Medical	587,887	-	-	587,887
Oil Comp-Exploration & Production	31,864	-	-	31,864
Specified Purpose Acquisitions	15,789,486	-	21,190	15,810,676
Steel-Producers	37,271	-	-	37,271
Telecommunication Equipment	36,168	-	-	36,168
Corporate Bonds*	-	46,382,591	-	46,382,591
Mutual Funds	73,979,095	-	-	73,979,095
Preferred Stocks
Closed-End Funds	997,287	-	-	997,287
Consumer Non-Cyclical	-	-	4,920,594	4,920,594
Consumer Staples	-	-	3,539,698	3,539,698
Financials	3,079,668	-	12,932,758	16,012,426
Technology	-	-	2,004,709	2,004,709
Private Investment Funds	-	-	220,652,701	220,652,701
Real Estate Investment Trusts	-	-	46,819,186	46,819,186
Rights	205,370	-	792	206,162
Units**	1,949,776	-	-	1,949,776
Warrants	407,408	142	985,221	1,392,771
Short-Term Investments	113,097,962	-	-	113,097,962
Subtotal	$368,655,593	$528,748,267	$614,702,258	$1,512,106,118
Closed-End Funds				44,296,217
Private Investment Funds				103,235,760
Real Estate Investment Trusts				95,523,103
Total Investments				$1,755,161,198

Liabilities
Securities Sold Short
Common Stocks**	$92,297	$-	$-	$92,297
Total Securities Sold Short	$92,297	$-	$-	$92,297

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.

** All units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of units and common stocks held short by major industry classification, please refer to the Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2024 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2024.

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
BC Partners Lending Corp.¹	12,777,206	-	-	-	(368,628)	12,408,578	680,544	-
Opportunistic Credit Interval Fund - Class I¹	24,178,293	6,825,000	-	-	(352,953)	30,650,340	1,246,317	-
Palmer Square Capital BDC, Inc.¹	24,805,579	-	-	-	(197,957)	24,607,622	715,692	-
Palmer Square Opportunistic Income Fund¹	12,450,528	-	(6,000,000)	(262,422)	358,511	6,546,617	148,568	-
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/2031¹,³,⁴	2,216,703	-	-	-	(131,157)	2,085,546	-	228,223
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/2031¹,³,⁴	3,462,367	-	-	-	(72,256)	3,390,111	-	331,676
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/2032¹,³,⁴,⁶	-	-	-	-	-	-	-	140,005
Palmer Square European Loan Funding, Series 2023-1A, Class SUB, 0.000%, 11/15/2032¹,³,⁴,⁷,⁸	7,241,452	-	(5,723,167)	-	(1,219,848)	298,437	-	1,698,475
Palmer Square European Loan Funding, Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/2032¹,³,⁵	4,006,090	297,863	(4,008,667)	-	(295,286)	-	-	3,029
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 1/15/2033¹,³,⁴,⁸	7,844,135	-	-	-	28,948	7,873,083	-	411,668
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 0.000%, 5/15/2033¹,³,⁸	8,917,676	-	-	-	(1,247,235)	7,670,441	-	1,766,499
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 8/15/2033¹,³,⁴,⁸	11,408,998	-	-	-	(32,735)	11,376,263	-	20,682
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/2035¹,³,⁴	1,871,788	-	-	-	(82,076)	1,789,712	-	199,962
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 0.000%, 7/15/2036¹,³,⁴,⁸	9,656,589	-	(2,690,207)	-	684,480	7,650,862	-	360,159
Palmer Square European Loan Funding, Series 2023-1X, Class F, 11.886% (3-Month Euribor+798 basis points), 7/15/2036¹,³,⁵,⁶	-	1,345,336	-	-	12,266	1,357,602	-	42,285
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 10/15/2036¹,³,⁴,⁸	11,899,174	-	(2,572,243)	-	(804,486)	8,522,445	-	563,974
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 5/15/2037¹,³,⁴,⁶,⁸	-	15,018,236	-	-	28,011	15,046,247	-	233,505
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 0.000%, 10/15/2037¹,³,⁴,⁶,⁸	-	10,170,217	-	-	3,268	10,173,485	-	24,925
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/2028¹,³,⁴,⁶,⁷	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/2028¹,³,⁴,⁷	659,475	-	-	-	(94,275)	565,200	-	-
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/2029¹,³,⁴,⁷	977,672	-	-	-	(37,688)	939,984	-	49,447
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/2029¹,³,⁴,⁷	1,346,350	-	-	-	(59,552)	1,286,798	-	93,606
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/2029¹,³,⁴,⁷	998,834	-	-	-	(25,267)	973,567	-	87,817
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/2029¹,³,⁴,⁷	2,052,130	-	-	-	31,019	2,083,149	-	196,127
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/2030¹,³,⁴,⁷	3,735,709	-	-	-	3,406	3,739,115	-	361,622
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 0.000%, 10/15/2030¹,³,⁴,⁷	4,479,406	-	-	-	251,424	4,730,830	-	385,874
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/2031¹,³,⁴,⁶	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 0.000%, 4/15/2031¹,³,⁴,⁷	6,156,397	-	-	-	315,669	6,472,066	-	271,092
Palmer Square Loan Funding Ltd., Series 2023-1A, Class D, 13.325% (3-Month Term SOFR+800 basis points), 7/20/2031¹,³,⁵,⁷	3,893,508	1,439	(2)	-	(19,945)	3,875,000	-	130,501
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/2031¹,³,⁴,⁷,⁸	5,038,573	-	-	-	(45,947)	4,992,626	-	300,634
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 0.000%, 7/24/2031¹,³,⁴,⁷,⁸	7,709,646	-	-	-	(489,599)	7,220,047	-	400,964
Palmer Square Loan Funding Ltd., Series 2022-4A, Class D, 12.613% (3-Month Term SOFR+729 basis points), 7/24/2031¹,³,⁵,⁷	3,688,557	2,747	(2)	-	25,091	3,716,393	-	117,956
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 1/25/2032¹,³,⁴,⁷,⁸	6,745,442	-	-	-	(253,685)	6,491,757	-	942,664
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 0.000%, 8/8/2032¹,³,⁴,⁷,⁸	-	16,250,000	-	-	25,064	16,275,064	-	520,030
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 0.000%, 10/20/2033¹,³,⁴,⁷,⁸	12,874,696	-	-	-	(703,656)	12,171,040	-	900,092
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 1/20/2036¹,³,⁴,⁷	3,986,641	-	-	-	22,871	4,009,512	-	145,961
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 4/20/2036¹,³,⁴,⁷,⁸	8,769,909	-	-	-	(119,495)	8,650,414	-	340,871
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 0.000%, 1/20/2037¹,³,⁴,⁷,⁸	8,044,663	-	-	-	(26,896)	8,017,767	-	-
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 0.000%, 4/15/2037¹,³,⁴,⁷,⁸	13,446,536	-	-	-	224,023	13,670,559	-	-
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 0.000%, 7/20/2037¹,³,⁴,⁶,⁷,⁸	-	9,989,204	-	-	(155)	9,989,049	-	125,400
Mutual Funds
Driehaus Event Driven Fund¹	26,406,891	-	(3,000,000)	(520,212)	(131,369)	22,755,310	-	-
Glenmede Secured Options Portfolio - Class Institutional¹	43,852,986	6,000,000	-	-	1,370,799	51,223,785	91,915	-
Private Investment Funds
Rivernorth Capital Partners LP¹,⁶,⁹	18,260,442	-	-	-	397,230	18,657,672	-	-
Real Estate Investment Trust
Invesco Real Estate Income Trust, Inc. - Class I¹,⁶	40,069,016	7,000,000	-	-	(249,830)	46,819,186	657,731	-
	$365,930,057	$72,900,042	$(23,994,288)	$(782,634)	$(3,279,896)	$410,773,281	$3,540,767	$11,395,725

* Net of foreign withholding taxes.

¹ Advised or sponsored by a Sub-Adviser.

² Not an affiliate at the beginning of the period.

³ Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

⁴ Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

⁵ The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 8.

⁶ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

⁷ Non-income producing security.

⁸ Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.

⁹ Investment does not issue shares.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2024 (Unaudited)

Security Description	Shares/ Principal Amount Beginning of Period	Additions	Reductions	Stock Split	Shares/ Principal Amount End of Period
Closed-End Funds
BC Partners Lending Corp.¹	567,120	-	-	-	567,120
Opportunistic Credit Interval Fund - Class I¹	2,071,833	581,876	-	-	2,653,709
Palmer Square Capital BDC, Inc.¹	1,522,749	-	-	-	1,522,749
Palmer Square Opportunistic Income Fund¹	697,900	-	(332,779)	-	365,121
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/2031¹,³,⁴	2,975,000	-	-	-	2,975,000
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/2031¹,³,⁴	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/2032¹,³,⁴,⁶	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding, Series 2023-1A, Class SUB, 0.000%, 11/15/2032¹,³,⁴,⁷,⁸	7,100,000	-	-	-	7,100,000
Palmer Square European Loan Funding, Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/2032¹,³,⁵	3,700,000	-	(3,700,000)	-	-
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 1/15/2033¹,³,⁴,⁸	8,325,000	-	-	-	8,325,000
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 0.000%, 5/15/2033¹,³,⁸	8,200,000	-	-	-	8,200,000
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 8/15/2033¹,³,⁴,⁸	10,575,000	-	-	-	10,575,000
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/2035¹,³,⁴	2,500,000	-	-	-	2,500,000
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 0.000%, 7/15/2036¹,³,⁴,⁸	10,000,000	-	-	-	10,000,000
Palmer Square European Loan Funding, Series 2023-1X, Class F, 11.886% (3-Month Euribor+798 basis points), 7/15/2036¹,³,⁵,⁶	-	1,257,000	-	-	1,257,000
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 10/15/2036¹,³,⁴,⁸	11,000,000	-	-	-	11,000,000
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 5/15/2037¹,³,⁴,⁶,⁸	-	14,000,000	-	-	14,000,000
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 0.000%, 10/15/2037¹,³,⁴,⁶,⁸	-	10,000,000	-	-	10,000,000
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/2028¹,³,⁴,⁶,⁷	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/2028¹,³,⁴,⁷	2,250,000	-	-	-	2,250,000
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/2029¹,³,⁴,⁷	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/2029¹,³,⁴,⁷	2,150,000	-	-	-	2,150,000
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/2029¹,³,⁴,⁷	1,500,000	-	-	-	1,500,000
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/2029¹,³,⁴,⁷	3,100,000	-	-	-	3,100,000
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/2030¹,³,⁴,⁷	5,235,000	-	-	-	5,235,000
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 0.000%, 10/15/2030¹,³,⁴,⁷	6,000,000	-	-	-	6,000,000
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/2031¹,³,⁴,⁶	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 0.000%, 4/15/2031¹,³,⁴,⁷	6,250,000	-	-	-	6,250,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class D, 13.325% (3-Month Term SOFR+800 basis points), 7/20/2031¹,³,⁵,⁷	3,875,000	-	-	-	3,875,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/2031¹,³,⁴,⁷,⁸	4,675,000	-	-	-	4,675,000
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 0.000%, 7/24/2031¹,³,⁴,⁷,⁸	8,050,000	-	-	-	8,050,000
Palmer Square Loan Funding Ltd., Series 2022-4A, Class D, 12.613% (3-Month Term SOFR+729 basis points), 7/24/2031¹,³,⁵,⁷	3,700,000	-	-	-	3,700,000
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 1/25/2032¹,³,⁴,⁷,⁸	6,600,000	-	-	-	6,600,000
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 0.000%, 8/8/2032¹,³,⁴,⁷,⁸	-	16,250,000	-	-	16,250,000
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 0.000%, 10/20/2033¹,³,⁴,⁷,⁸	12,750,000	-	-	-	12,750,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 1/20/2036¹,³,⁴,⁷	4,000,000	-	-	-	4,000,000
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 4/20/2036¹,³,⁴,⁷,⁸	9,500,000	-	-	-	9,500,000
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 0.000%, 1/20/2037¹,³,⁴,⁷,⁸	8,000,000	-	-	-	8,000,000
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 0.000%, 4/15/2037¹,³,⁴,⁷,⁸	13,760,000	-	-	-	13,760,000
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 0.000%, 7/20/2037¹,³,⁴,⁶,⁷,⁸	-	11,000,000	-	-	11,000,000
Mutual Funds
Driehaus Event Driven Fund¹	2,092,463	-	(239,425)	-	1,853,038
Glenmede Secured Options Portfolio - Class Institutional¹	3,094,777	416,106	-	-	3,510,883
Private Investment Funds
Rivernorth Capital Partners LP¹,⁶,⁹	-	-	-	-	-
Real Estate Investment Trust
Invesco Real Estate Income Trust, Inc. - Class I¹,⁶	1,434,984	249,268	-	-	1,684,252
Total	189,001,826	53,754,250	(4,272,204)	-	238,483,872

¹ Advised or sponsored by a Sub-Adviser.

² Not an affiliate at the beginning of the period.

³ Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

⁴ Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

⁵ The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 8.

⁶ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

⁷ Non-income producing security.

⁸ Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.

⁹ Investment does not issue shares.